Unaudited Interim Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit	¥ 37,572	$ 5,245	¥ 1,405
Adjustments for:
Depreciation of items of property and equipment	5,095	711	3,212
Amortization of right-of-use assets	6,107	853	6,656
Amortization of other intangible assets	899	125	1,256
Gain on dissolution of subsidiaries and branches	(638)	(89)	(1,322)
Fair value loss from financial assets at fair value through profit or loss			21,248
Impairment of trade receivables	984	137	(4,320)
Impairment of prepayments and other receivables			(6,432)
Listing expense	12,512	1,747
Foreign exchange differences, net			(20)
Changes in operating assets and liabilities:
Increase in trade receivables	(50,560)	(7,058)	(2,373)
Decrease/(increase) in prepayments, other receivables and other assets	(381)	(53)	19,044
(Increase)/decrease in inventories	2,522	352	(1,701)
Decrease in deferred tax assets, net	11,497	1,605	4,678
Decrease in trade and bills payables	(1,605)	(224)	(4,784)
Decrease in contract liability	(13,315)	(1,859)	(2,135)
(Decrease)/increase in other payables and accruals	4,371	610	(23,920)
(Decrease)/increase in tax payable	1,763	246	(56)
Increase in right-of-use assets	(1,994)	(278)
Decrease in lease liabilities	(1,139)	(159)	(2,833)
Total Net cash flows	13,690	1,911	7,603
CASH FLOWS FROM/(USED IN) INVESTING ACTIVITIES
Purchases of items of property and equipment			(1,110)
Purchases of items of intangible assets			(136)
Net cash paid for business acquisitions			(9,634)
Long-term investments	(98,512)	(13,751)
Total Net cash flows from/(used in) investing activities	(98,512)	(13,751)	(10,880)
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Payment for listing expenses	(12,512)	(1,747)	(9,241)
Dividends paid to non-controlling interests			(1,068)
New bank and other borrowings	85,980	12,002	20,000
Repayment of bank and other borrowings	(42,467)	(5,928)	(20,000)
Repayment of advances from third parties	(54,880)	(7,661)	(38,387)
Proceed from PIPE investors	141,198	19,710
Total Net cash flows used in financing activities	117,319	16,376	(48,696)
Net (decrease)/increase in cash and cash equivalents	32,497	4,536	(51,973)
Effect of foreign exchange rate changes, net			17
Cash and cash equivalents at beginning of the year	126,531	17,663	185,425
Cash and cash equivalents at end of the year	159,028	22,199	133,469
Supplemental disclosures of cash flow information:
Income taxes paid	¥ 1,744	$ 243	¥ 4,330